Summary of significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Software technologies | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Software technologies | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Customer relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Customer relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years